UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
October 25, 2007 to November 26, 2007

Commission File Number of issuing entity: 333-131374-55

Bear Stearns Second Lien Trust 2007-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-131374

Bear Stearns Asset Backed Securities I LLC
(Exact name of depositor as specified in its charter)

EMC Mortgage Corporation
(Exact name of sponsor as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

37-1553903
37-1553901
37-1553900
37-1553899
37-1553898
(I.R.S. Employer Identification No.)

c/o LaSalle Bank National Association 135 South LaSalle Street Chicago, Illinois	60603
(Address of principal executive offices of the issuing entity)	(Zip Code)

312-904-7323
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Classes I-A, I-M-1, I-M-2, I-M-3, I-M-4, I-B-1, I-B-2, I-B-3, I-B-4, II-A, II-M-1, II-M-2, II-M-3, II-M-4, II-M-5, II-M-6, II-B-1, III-A, III-M-1, III-M-2, III-M-3, III-M-4, III-M-5, III-M-6, III-B-1.	☐	☐	☒	________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒   No ☐

SEC 2503 (03-05) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The monthly distribution report for the period referenced above for the holders of Bear Stearns Second Lien, Mortgage-Backed Notes, Series 2007-1 is attached as Exhibit 99.1.

PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
None.

Item 3. Sales of Securities and Use of Proceeds.
None.

Item 4. Defaults Upon Senior Securities.
Contained within Item 1, if any.

Item 5. Submission of Matters to a Vote of Security Holders.
None.

Item 6. Significant Obligors of Pool Assets.
None.

Item 7. Significant Enhancement Provider Information.
Ambac Financial Group, Inc.'s most recent Form 10-Q filing with financial statements are included (by means of incorporation by reference) as Exhibit 13.1 to this report.

Item 8. Other Information.
None.

Item 9. Exhibits.
(a)       13.1 Form 10-Q Quarterly Report filed by Ambac Financial Group, Inc. on November 9, 2007 incorporated by reference.
    99.1 Monthly distribution report pursuant to Section 5.06 of the Pooling and Servicing Agreement for the period referenced above. The date and time stamp on the attached monthly distribution report is 25-Nov-2007 03:43.

SIGNATURES*
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Bear Stearns Second Lien Trust 2007-1
Date:	December 6, 2007	By: LaSalle Bank National Association
/s/ Andrew Leszczynski
Name: Andrew Leszczynski
Title: First Vice President